Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Warrant and convertible note derivative liabilities	$ 264,843	$ 311,338	$ 2,547,458
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant and convertible note derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant and convertible note derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant and convertible note derivative liabilities	$ 264,843	$ 311,338